Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Interest income
Loans	$ 17,321	$ 19,766	$ 35,197	$ 40,954	$ 57,702		$ 72,147	$ 93,335	$ 116,929
Investment securities and Federal Home Loan Bank stock	1,541	1,279	3,062	2,713	4,179		4,478	5,912	9,738
Interest-earning deposits	94	131	159	225	342		541	635	586
Total interest income	18,956	21,176	38,418	43,892	62,223		77,166	99,882	127,253
Interest expense
Deposits	1,033	1,504	2,121	3,214	4,108		8,614	10,324	24,962
Other borrowed funds	61	6,255	120	12,441	10,009		20,889	27,075	30,367
Total interest expense	1,094	7,759	2,241	15,655	14,117		29,503	37,399	55,329
Net interest income	17,862	13,417	36,177	28,237	48,106		47,663	62,483	71,924
Provision for loan losses		275		950	275		7,058	7,733	33,887
Net interest income after provision for loan losses	17,862	13,142	36,177	27,287	47,831		40,605	54,750	38,037
Non-interest income
Net impairment losses recognized in earnings	(13)		(34)	(83)	(23)		(325)	(408)	(568)
Loan servicing income (loss), net of amortization	740	55	1,514	110	1,382		(1,947)	(1,892)	(789)
Service charges on deposits	2,523	2,580	4,789	4,949	7,751		8,066	10,435	10,589
Investment and insurance commissions	1,131	1,063	1,987	2,015	2,965		2,942	3,894	3,808
Net gain on sale of loans	698	2,793	1,290	5,823	5,086		20,165	23,195	17,680
Net gain (loss) on sale and call of investment securities			301	(200)	292		(47)	(247)	6,579
Net gain on sale of OREO	1,040	925	1,201	2,262	3,260		5,539	6,876	6,118
Extinguishment of debt		134,500			134,514
Other income	1,491	1,436	2,494	1,479	4,306		4,005	4,048	5,844
Total non-interest income	7,610	8,852	13,542	16,355	159,533		38,398	45,901	49,261
Non-interest expense
Compensation and benefits	10,739	11,130	21,901	21,272	32,426		30,594	40,736	41,262
Occupancy	1,614	1,986	3,852	4,297	6,517		5,822	8,133	7,946
Furniture and equipment	791	850	1,557	1,612	2,510		3,801	4,563	5,665
Federal deposit insurance premiums	700	1,332	1,748	2,686	3,386		4,567	5,921	7,189
Data processing	1,315	1,420	2,686	3,282	4,300		4,361	6,223	6,259
Communications	463	536	1,036	948	1,517		1,428	1,840	2,081
Marketing	879	396	1,532	902	2,099		839	1,345	1,466
OREO expense, net	2,267	4,289	3,452	16,548	9,797		25,312	37,571	28,684
Investor loss reimbursement	(248)	371	(86)	3,181	687		1,720	4,530	157
Mortgage servicing rights impairment (recovery)	84	(1,258)	95	(3,448)	(1,664)		1,787	(403)	2,410
Provision for unfunded commitments	600	1,734	780	2,159	2,708		967	1,392	(309)
Loan processing and servicing expense	709	891	1,276	2,194
Legal services	602	1,271	955	2,371	2,773		4,156	5,256	5,024
Other professional fees	351	495	758	1,154	1,699		1,687	2,346	3,669
Insurance	206	376	516	794	2,497		1,238	1,656	1,478
Debt prepayment penalty					16,149		3,549	3,549
Reorganization costs					1,929
Other expense	1,783	1,556	3,114	3,091	6,402		7,508	10,346	11,045
Total non-interest expense	22,855	27,375	45,172	63,043	95,732		99,336	135,004	124,026
Income (loss) before income taxes	2,617	(5,381)	4,547	(19,401)	111,632		(20,333)	(34,353)	(36,728)
Income tax expense (benefit)	10		10		9		(181)	(181)	10
Net income (loss)	2,607	(5,381)	4,537	(19,401)	111,623		(20,152)	(34,172)	(36,738)
Preferred stock dividends in arrears		(1,701)		(3,363)	(2,538)		(4,898)	(6,560)	(6,278)
Preferred stock discount accretion		(1,863)		(3,706)	(6,167)		(5,569)	(7,412)	(7,413)
Retirement of preferred shares					104,000
Net income (loss) available to common equity	2,607	(8,945)	4,537	(26,470)	206,918	[1]	(30,619)	(48,144)	(50,429)
Net income (loss)	2,607	(5,381)	4,537	(19,401)	111,623		(20,152)	(34,172)	(36,738)
Other comprehensive income (loss), net of tax:
Reclassification adjustment for realized net (gains) losses recognized in Statement of Operations-Net gain (loss) on sale and call of investment securities			(301)	200	(292)		47	247	(6,579)
Reclassification adjustments recognized in Statement of Operations-Net impairment losses recognized in earnings:
Net change in unrealized credit related other-than-temporary impairment	(36)	(68)	(78)	(158)	(201)		(220)	(310)	194
Credit related other-than-temporary impairment previously recognized on securities paid-off during the period							(4)	(4)
Realized credit losses	49	68	112	241	224		549	722	364
Change in net unrealized gains (losses) on available-for-sale securities	2,179	(6,144)	5,039	(5,649)	(9,932)		2,297	2,792	26,105
Total other comprehensive income (loss)	2,192	(6,144)	4,772	(5,366)	(10,201)		2,669	3,447	20,084
Comprehensive income (loss)	$ 4,799	$ (11,525)	$ 9,309	$ (24,767)	$ 101,422		$ (17,483)	$ (30,725)	$ (16,654)
Income (loss) per common share:
Basic	$ 0.29	$ (0.42)	$ 0.50	$ (1.25)	$ 12.18	[1]	$ (1.44)	$ (2.27)	$ (2.37)
Diluted	$ 0.29	$ (0.42)	$ 0.50	$ (1.25)	$ 12.18	[1]	$ (1.44)	$ (2.27)	$ (2.37)
Dividends declared per common share	$ 0		$ 0

[1]	On September 27, 2013, all Legacy Common Stock was cancelled and 1,810,000,000 shares of common stock were issued pursuant to the Plan of reorganization. On October 2, 2013, as a result of the Reverse Stock Split, 9,050,000 shares of common stock were outstanding. The calculation of weighted average shares includes 21,247,000 shares of Legacy Common Stock outstanding through September 26, 2013 and 9,050,000 shares of common stock outstanding from September 27 through December 31, 2013.